Trade and Other Receivables	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Trade and other receivables

14.	Trade and other receivables

The following table shows the amounts of Trade and other receivables as of June 30, 2019 and 2018:

	06.30.19	06.30.18
Lease and services receivables	982,844	744,237
Post-dated checks	618,979	766,578
Average of scheduled rent escalation	533,256	468,589
Debtors under legal proceedings	227,320	248,637
Property sales receivables	30,100	31,485
Consumer financing receivables	16,441	25,578
Less: allowance for doubtful accounts	(267,431)	(312,565)
Total trade receivables	2,141,509	1,972,539
Advance payments	422,328	427,328
Prepayments	163,707	224,761
Guarantee deposit	1,284	-
Loans	47,985	69,032
Other tax receivables	122,386	159,840
Expenses to be recovered	13,912	12,451
Others (*)	146,518	151,363
Less: allowance for doubtful accounts	(165)	(258)
Total other receivables	917,955	1,044,517
Related parties (Note 29)	4,242,715	1,223,115
Total current trade and other receivables	7,302,179	4,240,171
Non-current	487,435	1,485,744
Current	6,814,744	2,754,427
Total	7,302,179	4,240,171

(*)	Includes Ps. 128,513 and Ps. 130,591 at June 30, 2019 and 2018, respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (See Note 18)

As of June 30, 2019 and 2018, all non-current receivables are due within 4 years from the end of the fiscal year.

The fair values of trade and other receivables approximate their respective carrying amounts because, due to their short-term nature, the impact of discounting is not considered significant. Fair values are based on discounted cash flows.

Trade receivables are generally presented in the statement of financial position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2.15.

Movements in the Group's allowance for doubtful accounts and other receivables are as follows:

	06.30.19	06.30.18
Beginning of the year	312,823	265,357
Additions	112,534	149,777
Unused amounts reversed	(36,481)	(23,138)
Used during the year	(5,743)	(7,043)
Inflation adjustment	(115,537)	(72,130)
End of the year	267,596	312,823

The additions of allowance for doubtful account and unused amounts reversed have been included in "Selling expenses" in the statements of comprehensive income (Note 25). Amounts charged to the allowance account are generally written off, when no recovery is expected.

The Group's trade receivables comprise: shopping mall leases and related services, office leases and related services, consumer financing; and sales of properties. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables (Note 5).

The Group also has receivables from related parties. Neither of which are due nor impaired.

Due to the distinct characteristics of each type of receivable, an aging analysis of past due unimpaired and impaired receivables are shown by type and class as of June 30, 2019 and 2018 (includes not past due receivables to reconcile with the amounts in the statements of financial position):

Type of receivable	Up to 3 months	3 to 6 months	Over 6 months	Non past due	Impaired	Total
Shopping mall lease and services receivables	127,361	41,316	39,952	1,857,706	250,990	2,317,325
Office leases and services receivables	1,211	-	1,281	42,582	-	45,074
Consumer financing receivables	-	-	-	-	16,441	16,441
Properties sales receivables	10,034	10,033	10,033	-	-	30,100
Total as of June 30, 2019	138,606	51,349	51,266	1,900,288	267,431	2,408,940
Shopping mall leases and services receivables	232,358	23,876	6,374	1,676,804	286,201	2,225,613
Office leases and services receivables	552	-	1,090	-	786	2,428
Consumer financing receivables	-	-	-	-	25,578	25,578
Property sales receivables	1,980	-	25,940	3,565	-	31,485
Total as of June 30, 2018	234,890	23,876	33,404	1,680,369	312,565	2,285,104

Leases and services receivables from investment properties:

Trade receivables related to leases and services from the shopping malls and offices represent 97.5% and 98.1% of the Group's total trade receivables as of June 30, 2019 and 2018, respectively. The Group has a large customer base and is not dependent on any single customer. Leases and services receivables that are not due and for which no allowance has been recorded relate to a wide and varied number of customers for whom there is no external credit rating available. Most of these customers have been actively renting a minimum of six months. New customers with less than six months are constantly monitored. At the end of the year, the Group has not experienced credit issues with these new customers.

As of June 30, 2019 and 2018, the Group provided for net profit with respect to leases and services receivables for an amount of Ps. 85,190 and Ps. 132,856, respectively.

Consumer financing receivables:

Trade receivables related to the residual activities of the Group represent only 0.7% and 1.1% of the Group's total trade receivables as of June 30, 2019 and 2018, respectively.

As of June 30, 2019 and 2018, the Group provided for recorded net gains (losses) on impairment of consumer financing receivables in an amount of (Ps. 9,137) and (Ps. 6,217), respectively.

The estimation of the credit risk is complex and requires the use of rating and scoring models which are essential to measure default risk. In measuring the consumption credit risks of credit purchases made through credit cards and cash advances, the Company considers two components: (i) the probability of default by client or counterparty, and (ii) the likeable recovery rate of obligations in arrears. The models are reviewed regularly to check their effectiveness with respect to actual performance and, where necessary, to enhance them.

Receivables from the sale of properties:

Trade receivables related to the sale of properties represent 1.2% and 1.4% of the Group's total trade receivables as of June 30, 2019 and 2018, respectively. Payments on these receivables are generally received when due and are generally secured by mortgages on the properties, thus credit risk on outstanding amounts is considered low.